Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Interest	$ 31.9	$ 27.2
Accretion on decommissioning liability	16.5	17.5
Accretion on office lease provision	0.3	0.9
Accretion on discount of senior unsecured notes	0.5	0.5
Accretion on lease liabilities	0.6	0.4
Loss on repurchased senior unsecured notes	0.1	0.5
Deferred financing costs	2.3	2.3
Finance costs	$ 52.2	$ 49.3